PRIVATE PLACEMENT (FY) (Details) - Private Placement Warrant [Member] - USD ($)	Nov. 25, 2020	Nov. 23, 2020	Sep. 30, 2021	Dec. 31, 2020
Private Placement Warrants [Abstract]
Warrants issued (in shares)	728,925	6,859,505
Gross proceeds from issuance of warrants	$ 787,500	$ 7,250,000
Number of securities called by each warrant (in shares)			1	1
Warrants exercise price (in dollars per share)			$ 11.50	$ 11.50
Sponsor [Member]
Private Placement Warrants [Abstract]
Warrants issued (in shares)	450,000	5,000,000
Share Price (in dollars per share)	$ 1.00	$ 1.00
Gross proceeds from issuance of warrants		$ 5,000,000
Jefferies LLC [Member]
Private Placement Warrants [Abstract]
Warrants issued (in shares)	278,925	1,859,505
Share Price (in dollars per share)	$ 1.21	$ 1.21
Gross proceeds from issuance of warrants		$ 2,250,000